Going Concern (Details)	12 Months Ended
Jun. 30, 2019 USD ($)
Going Concern (Textual)
Working capital	$ 1,100,000
Cash on-hand	300,000
Liability in excess of current provision	6,600,000
Reduced working capital	1,100,000
Net working capital deficiency	27,800,000
Potential judgments amount	26,700,000
Bank loan amount outstanding	$ 24,700,000